RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Related party payables	$ 31,248	$ 36,250	$ 19,853
SFL
Disclosure of transactions between related parties [line items]
Related party payables	6,702	6,878	8,978
Seatankers Management Co. Ltd
Disclosure of transactions between related parties [line items]
Related party payables	351	2,226	3,147
Golden Ocean
Disclosure of transactions between related parties [line items]
Related party payables	8,470	6,016	2,040
Flex LNG Ltd
Disclosure of transactions between related parties [line items]
Related party payables	158	191	143
TFG Marine
Disclosure of transactions between related parties [line items]
Related party payables	14,831	20,605	5,369
Front Ocean Management
Disclosure of transactions between related parties [line items]
Related party payables	286	0	0
Avance Gas
Disclosure of transactions between related parties [line items]
Related party payables	$ 450	$ 334	$ 176